Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Net realized investment gains (losses) on fixed maturities and short-term investments	$243,508	$(224,887)	$28,632
Net realized investment gains (losses) on equities	6,545	14,601	(4,052)
Net realized investment gains (losses) on other invested assets	830	7,136	(3,217)
Net realized investment gains on funds held–directly managed (1)	—	1,200	508
Net realized investment gains (losses)	$250,883	$(201,950)	$21,871
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$190,343	$(150,926)	$124,033
Change in net unrealized investment gains on equities	403,011	2,791	60,460
Change in net unrealized investment gains (losses) on other invested assets	44,441	(25,607)	32,790
Change in net unrealized investment losses on funds held–directly managed (1)	—	(6,484)	(5,567)
Net other realized and unrealized investment gains (losses)	969	(1,334)	(1,096)
Change in net unrealized investment gains (losses)	$638,764	$(181,560)	$210,620
Impairment loss on investments in real estate	$(2,977)	$(6,122)	$—
Net realized and unrealized investment gains (losses)	$886,670	$(389,632)	$232,491

(1) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.

Net investment income
The components of net investment income for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Fixed maturities	$379,939	$378,726	$382,676
Short-term investments and cash and cash equivalents	26,981	13,279	5,363
Other invested assets	68,879	26,234	11,800
Equities, funds held and other (1)	12,221	21,964	17,256
Funds held–directly managed (2)	—	4,674	7,742
Investment expenses	(39,482)	(28,956)	(22,766)
Net investment income	$448,538	$415,921	$402,071

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 5.1%, 0.1% to 7.4% and 0.1% to 7.0% for the years ended December 31, 2019, 2018 and 2017, respectively.
(2) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.

Summarized financial information
The summarized balance sheet and income statement of Almacantar is as follows (in thousands of U.S. dollars):

		December 31, 2019	December 31, 2018
Current assets		$963,812	$1,007,293
Noncurrent assets		$1,431,384	$1,341,825
Current liabilities		$159,205	$577,660
Noncurrent liabilities		$862,943	$357,625

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenues	$47,551	$42,671	$20,508
Operating (loss) profit (1)	$(63,653)	$(14,562)	$190,613
Net (loss) income	$(56,648)	$(21,038)	$213,241

(1) Operating (loss) profit referred to in the table above includes revenues, cost of sales, and unrealized gains (losses) on properties.